Risk Report - Financial assets available for sale breakdown (Detail) € in Millions	Dec. 31, 2017 EUR (€)
Financial assets available for sale breakdown [Line Items]
Financial assets non-impaired past due available for sale	€ 1,538
thereof [Abstract]
Less than 30 days past due	176
30 or more but less than 60 days past due	23
60 or more but less than 90 days past due	138
90 days or more past due	1,201
Impaired financial assets available for sale	157
Accumulated impairment for financial assets available for sale	€ 113
Impaired financial assets available for sale coverage ratio in %	71.00%
Collateral held against impaired financial assets available for sale	€ 17
thereof:
Financial and other collateral	17
Guarantees received	€ 0